COMMITMENTS AND CONTINGENCIES (Details)			12 Months Ended
	Apr. 25, 2023 USD ($) $ / shares shares	Feb. 04, 2021 tradingDay shares	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)
Other Commitments [Line Items]
Underwriter over-allotment purchase period | tradingDay		45
Number of shares issuable in transaction (in shares) | shares		6,750,000
Number of shares issued in transaction (in shares) | shares	5,000,000
Underwriter discount per share (in dollars per share)			$ 10,000,000
Payment of deferred underwriting commissions			17,500,000
Contingent fee amount			$ 732,045	$ 732,045
IPO And Over-Allotment Option
Other Commitments [Line Items]
Underwriter discount per share (in dollars per share) | $ / shares | $ / shares	$ 0.2
Underwriter discount per share (in dollars per share)	$ 10,000,000
Deferred underwriting commission (in dollars per share) | $ / shares	$ 0.35
Payment of deferred underwriting commissions	$ 17,500,000